Subsequent events (Details Textual) (Subsequent Event [Member]) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2013	Dec. 31, 2012
Subsequent Event [Member]
Stock Options Exercise Granted	4.0	2.5